Allowance for credit losses - Summary of Expected Credit Allowance Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		$ 28,022	$ 20,291
Credit loss expense / (recovery)		21,092	37,144
Write-offs		(27,042)	(28,746)
Other	[1]	15	(667)
Ending balance		22,087	28,022
Customer Accounts and Other Restricted Cash
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		0	673
Credit loss expense / (recovery)		0	(641)
Write-offs		0	0
Other	[1]	0	(32)
Ending balance		0	0
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		10,558	8,642
Credit loss expense / (recovery)		16,840	25,222
Write-offs		(21,966)	(22,929)
Other	[1]	(192)	(377)
Ending balance		5,240	10,558
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	[2]	5,398	4,049
Credit loss expense / (recovery)	[2]	4,945	7,213
Write-offs	[2]	(5,009)	(5,691)
Other	[1],[2]	(137)	(173)
Ending balance	[2]	5,197	5,398
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		12,066	6,927
Credit loss expense / (recovery)		693	5,350
Write-offs		(67)	(126)
Other	[1]	344	(85)
Ending balance		$ 11,650	$ 12,066

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the year ended December 31, 2023 and 2022, amounts from freestanding credit enhancements related to Settlement receivables, net represented recoveries of $94 and expenses of $1,603 which are recorded in "Selling, general and administrative" in the Consolidated Statements of Comprehensive Loss. These amounts are not recognized against expected credit losses (See Note 1).